Income tax expense - Summary of deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OCI
Beginning balance	₩ (2,517,404)	₩ (1,166,935)
Changes	1,144,167	(1,350,469)
Ending balance	(1,373,237)	(2,517,404)
Tax effect
Beginning balance	606,652	261,711
Changes	(307,868)	344,941
Ending balance	298,784	606,652
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	(9,032,747)	(1,011,185)
Changes	4,305,703	(8,021,562)
Ending balance	(4,727,044)	(9,032,747)
Tax effect
Beginning balance	2,362,816	261,472
Changes	(1,139,313)	2,101,344
Ending balance	1,223,503	2,362,816
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance	(7,014)	(2,506)
Changes	1,736	(4,508)
Ending balance	(5,278)	(7,014)
Tax effect
Beginning balance	1,859	689
Changes	(466)	1,170
Ending balance	1,393	1,859
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	(103,767)	(116,857)
Changes	(1,576)	13,090
Ending balance	(105,343)	(103,767)
Tax effect
Beginning balance	(8,516)	(8,362)
Changes	(4,658)	(154)
Ending balance	(13,174)	(8,516)
Gain (loss) on cash flow hedges
OCI
Beginning balance	(138,634)	(35,753)
Changes	90,011	(102,881)
Ending balance	(48,623)	(138,634)
Tax effect
Beginning balance	42,246	9,629
Changes	(28,731)	32,617
Ending balance	13,515	42,246
Equity in other comprehensive income (loss) of associates
OCI
Beginning balance	(11,059)	13,361
Changes	9,738	(24,420)
Ending balance	(1,321)	(11,059)
Tax effect
Beginning balance	2,933	(5,765)
Changes	(2,581)	8,698
Ending balance	352	2,933
Remeasurements of the defined benefit liability
OCI
Beginning balance	(126,394)	(473,551)
Changes	(272,144)	347,157
Ending balance	(398,538)	(126,394)
Tax effect
Beginning balance	34,400	130,426
Changes	71,809	(96,026)
Ending balance	106,209	34,400
Net finance income (expense) on insurance contract
OCI
Beginning balance	6,902,211	459,556
Changes	(2,989,301)	6,442,655
Ending balance	3,912,910	6,902,211
Tax effect
Beginning balance	(1,829,086)	(126,378)
Changes	796,072	(1,702,708)
Ending balance	₩ (1,033,014)	₩ (1,829,086)